LOSS PER SHARE - Summary of Calculations of Basic and Diluted Loss per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share [abstract]
Net loss	$ (296.8)	$ (177.0)	$ (518.3)
Weighted average shares outstanding
Basic (in shares)	368,641,170	365,702,143	352,165,418
Diluted (in shares)	368,641,170	365,702,143	352,165,418
Loss per share
Basic (in dollars per share)	$ (0.81)	$ (0.48)	$ (1.47)
Diluted (in dollars per share)	$ (0.81)	$ (0.48)	$ (1.47)